Equity Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2015
Equity Incentive Plans [Abstract]
Schedule of Share-based Compensation, Restricted Shares, Activity
	Number of shares	Weighted Average Grant Date Fair Value

Unvested as at January 1, 2013	18,667	$36.75
Granted	279,333	6.43
Vested	(21,333)	19.71
Unvested as at December 31, 2013	276,667	$7.46

Unvested as at January 1, 2014	276,667	$7.46
Granted	586,009	10.85
Vested	(449,842)	8.94
Cancelation of shares due to termination agreement with former CEO	(18,667)	6.2
Unvested as at December 31, 2014	394,167	$10.86

Unvested as at January 1, 2015	394,167	$10.86
Granted	676,150	3.55
Vested	(394,167)	10.86
Unvested as at December 31, 2015	676,150	$3.55

Schedule of Share-based Compensation, Stock Options, Activity
	Shares	Weighted average exercise price	Weighted Average Grant Date Fair Value
Options
Outstanding at January 1, 2015	-	$-	$-
Granted	521,250	5.5	1.4121
Outstanding as of December 31, 2015	521,250	$5.5	$1.4121